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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 3/31/2010
                                                          ----------
            Check here if Amendment[ ]: Amendment Number:
                                                          ----------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MICHAEL R. MURPHY
          ---------------------------------------------------------------------
Address:  191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
          ---------------------------------------------------------------------

Form 13F File Number 28-     11638
                             ---------------------------------------------------

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meghan O'Callaghan
          ----------------------------------------------------------------------
Title:    Associate
          ----------------------------------------------------------------------
Phone:    312-265-9600
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
5/17/2010
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.
NONE
--------------------

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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
                           2
             ---------------

Form 13F Information Table Entry Total:
                          21
             ---------------

Form 13F Information Table Value Total:
                   $ 197,408 (thousands)
             ---------------

      The confidential portion of this Form 13F has been omitted and filed separately with the SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number      Name
1             28-11635                  DANIEL J. DONOGHUE
--------      -------------------       ---------------------------------------
2             28-11637                  DISCOVERY GROUP I, LLC
--------      -------------------       ---------------------------------------
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

                                                       13F Information Table
                                                             3/31/2010


             COLUMN 1         COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                                 Voting Authority

             NAME OF           TITLE OF                  VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
              ISSUER            CLASS        CUSIP     (X $1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS  SOLE   SHARED  NONE
AMERICAN MED ALERT CORP          COM      027904101      6,073     882,739  SH        SHARED-OTHER    1, 2           882,739
APPLIED SIGNAL TECHNOLOGY IN     COM      038237103      8,657     442,157  SH        SHARED-OTHER    1, 2           442,157
ARTHROCARE CORP                  COM      043136100      4,874     163,998  SH        SHARED-OTHER    1, 2           163,998
CARDIONET INC                    COM      14159L103     13,016   1,701,456  SH        SHARED-OTHER    1, 2         1,701,456
CPI INTERNATIONAL INC            COM      12618M100      1,053      79,386  SH        SHARED-OTHER    1, 2            79,386
CYBEX INTL INC                   COM      23252E106      1,444     885,853  SH        SHARED-OTHER    1, 2           885,853
DICE HLDGS INC                   COM      253017107      7,386     971,884  SH        SHARED-OTHER    1, 2           971,884
DOUBLE-TAKE SOFTWARE INC         COM      258598101      7,938     890,860  SH        SHARED-OTHER    1, 2           890,860
DRUGSTORE COM INC                COM      262241102     20,569   5,729,542  SH        SHARED-OTHER    1, 2         5,729,542
ENDOLOGIX INC                    COM      29266S106      7,596   1,880,244  SH        SHARED-OTHER    1, 2         1,880,244
GILAT SATELLITE NETWORKS LTD   SHS NEW    M51474118      1,106     194,761  SH        SHARED-OTHER    1, 2           194,761
NOBEL LEARNING CMNTYS INC        COM      654889104      5,248     669,356  SH        SHARED-OTHER    1, 2           669,356
OBAGI MEDICAL PRODUCTS INC       COM      67423R108     17,336   1,423,326  SH        SHARED-OTHER    1, 2         1,423,326
PRGX GLOBAL INC                COM NEW    69357C503      9,983   1,700,636  SH        SHARED-OTHER    1, 2         1,700,636
RUBIOS RESTAURANTS INC           COM      78116B102        223      28,240  SH        SHARED-OTHER    1, 2            28,240
SOMANETICS CORP                COM NEW    834445405     15,346     801,751  SH        SHARED-OTHER    1, 2           801,751
SONOSITE INC                     COM      83568G104     19,588     610,028  SH        SHARED-OTHER    1, 2           610,028
TESSCO TECHNOLOGIES INC          COM      872386107     15,989     680,092  SH        SHARED-OTHER    1, 2           680,092
TIER TECHNOLOGIES INC           CL B      88650Q100     19,577   2,459,404  SH        SHARED-OTHER    1, 2         2,459,404
VERSANT CORP                   COM NEW    925284309      2,619     173,445  SH        SHARED-OTHER    1, 2           173,445
WINN DIXIE STORES INC          COM NEW    974280307     11,787     943,738  SH        SHARED-OTHER    1, 2           943,738

   Total                                               197,408  23,312,896                                        23,312,896
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